UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMERCIAL PAPER (A) - 43.5%
--------------------------------------------------------------------------------

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
ASSET BACKED -- 19.4%

   Atomium Funding (B)
      5.029%, 12/05/07                                           $     5,000,000   $      4,976,389
      5.379%, 01/10/08                                                 3,435,000          3,399,600
      5.277%, 01/31/08                                                10,000,000          9,868,556
      5.128%, 02/15/08                                                 6,200,000          6,107,810
   Barton Capital (B)
      5.156%, 11/09/07                                                 8,000,000          7,990,880
      5.187%, 01/04/08                                                 8,000,000          7,927,182
      4.891%, 01/11/08                                                 2,000,000          1,980,909
   Beethoven Funding
      5.626%, 11/01/07                                                 5,500,000          5,500,000
      5.512%, 11/05/07 (B)                                             1,200,000          1,199,267
      5.529%, 11/13/07 (B)                                             5,000,000          4,990,833
      5.110%, 12/12/07 (B)                                             1,300,000          1,292,479
      5.607%, 12/19/07 (B)                                             5,657,000          5,615,214
      5.166%, 01/23/08 (B)                                             4,300,000          4,249,439
   CAFCO (B)
      5.188%, 01/10/08                                                11,800,000         11,682,524
   Chariot Funding (B)
      5.150%, 11/20/07                                                 4,400,000          4,388,110
      5.165%, 12/05/07                                                 1,000,000            995,164
      5.251%, 01/07/08                                                 7,300,000          7,229,624
   Falcon Asset (B)
      5.578%, 12/17/07                                                 3,500,000          3,475,403
   Giro Balanced Funding (B)
      5.626%, 11/01/07                                                10,000,000         10,000,000
      5.221%, 01/28/08                                                 8,000,000          7,899,289
      5.222%, 02/04/08                                                 6,800,000          6,707,586
   Manhattan Asset Funding (B)
      5.107%, 01/09/08                                                 6,600,000          6,536,118
      5.060%, 01/18/08                                                11,700,000         11,573,250
   Scaldis Capital (B)
      6.054%, 11/09/07                                                   400,000            399,467
      5.857%, 11/16/07                                                 1,500,000          1,496,375
      5.578%, 12/17/07                                                 5,000,000          4,964,861
      5.578%, 12/18/07                                                 2,225,000          2,209,023
      5.265%, 12/27/07                                                 2,790,000          2,767,432
      5.280%, 01/03/08                                                 5,200,000          5,152,570
      5.296%, 01/30/08                                                   411,000            405,647
   Sheffield Receivables (B)
      4.851%, 01/18/08                                                 6,500,000          6,432,400
   Three Rivers Funding (B)
      5.428%, 11/05/07                                                10,000,000          9,994,000
      5.277%, 11/09/07                                                12,200,000         12,185,749

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - CONTINUED
--------------------------------------------------------------------------------

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
ASSET BACKED -- CONTINUED
   Windmill Funding (B)
      5.208%, 11/08/07                                           $    10,000,000   $      9,989,928
      5.197%, 12/07/07                                                 3,300,000          3,283,005
                                                                                   ----------------
                                                                                        194,866,083
                                                                                   ----------------
BANKS - 7.1%
   Bank of America
      5.490%, 11/16/07                                                 4,000,000          3,990,950
   Bank of Scotland
      4.922%, 01/11/08                                                 1,950,000          1,931,271
      5.133%, 01/28/08                                                 2,100,000          2,074,077
   JPMorgan Chase
      5.316%, 11/05/07                                                   632,000            631,633
      5.320%, 11/06/07                                                   108,000            107,922
      5.311%, 11/08/07                                                   563,000            562,429
      5.311%, 11/09/07                                                   245,000            244,716
      5.312%, 11/13/07                                                 1,017,000          1,015,230
      5.336%, 01/07/08                                                   172,000            170,335
      5.127%, 02/01/08                                                15,000,000         14,806,800
      5.115%, 01/07/08                                                10,000,000          9,906,014
   Societe Generale North America
      5.650%, 12/12/07                                                12,000,000         12,003,349
      5.123%, 12/27/07                                                 5,000,000          4,960,644
      5.211%, 01/07/08                                                 7,000,000          6,933,037
      5.213%, 01/15/08                                                 5,000,000          4,946,458
      4.846%, 02/01/08                                                 5,000,000          4,938,858
      5.310%, 11/01/07                                                 2,175,000          2,175,000
                                                                                   ----------------
                                                                                         71,398,723
                                                                                   ----------------
FINANCE - 17.0%
   Barclays U.S. Funding
      5.670%, 11/13/07                                                 7,000,000          6,986,898
      5.461%, 11/23/07                                                 5,000,000          4,983,546
      5.229%, 01/03/08                                                 5,000,000          4,954,850
      5.249%, 01/09/08                                                 5,000,000          4,950,358
   CIT Group (B)
      5.522%, 11/05/07                                                13,000,000         12,992,056
      5.487%, 11/19/07                                                 8,000,000          7,978,200
      5.571%, 01/02/08                                                 8,000,000          7,924,222
      5.167%, 01/30/08                                                 1,800,000          1,777,050
      5.116%, 01/31/08                                                 5,200,000          5,133,620

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - CONTINUED
--------------------------------------------------------------------------------

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
FINANCE - CONTINUED
   General Electric Capital
      5.303%, 11/06/07                                           $     1,470,000   $      1,468,940
   HBOS Treasury Services
      5.505%, 12/17/07                                                10,000,000          9,930,617
   HSBC Finance
      5.326%, 01/10/08                                                 5,500,000          5,444,496
      5.103%, 12/28/07                                                 3,206,000          3,180,416
   ING Funding
      5.313%, 11/05/07                                                10,000,000          9,994,228
      5.307%, 11/26/07                                                 5,000,000          4,982,066
      5.319%, 12/11/07                                                 5,200,000          5,169,667
      5.126%, 01/02/08                                                 5,000,000          4,956,428
      5.126%, 01/09/08                                                 5,000,000          4,951,508
      4.796%, 01/29/08                                                 5,000,000          4,941,470
   Prudential (B)
      5.245%, 01/07/08                                                15,822,000         15,670,009
      5.099%, 12/05/07                                                 5,000,000          4,976,153
      5.101%, 12/11/07                                                 7,500,000          7,457,917
      5.229%, 01/10/08                                                 2,000,000          1,979,933
      5.220%, 01/11/08                                                 5,000,000          4,949,215
      5.016%, 01/29/08                                                 1,300,000          1,284,091
   UBS Finance
      5.321%, 11/14/07                                                 4,500,000          4,491,501
      5.521%, 11/13/07                                                 1,796,000          1,792,725
      5.084%, 12/03/07                                                 8,000,000          7,964,160
      5.193%, 01/03/08                                                 5,000,000          4,955,156
      5.606%, 01/14/08                                                   605,000            598,160
      5.495%, 01/17/08                                                 1,149,000          1,135,741
      5.537%, 12/12/07                                                   850,000            844,715
                                                                                   ----------------
                                                                                        170,800,112
                                                                                   ----------------
TOTAL COMMERCIAL PAPER
   (Cost $437,064,918)                                                                  437,064,918
                                                                                   ----------------

---------------------------------------------------------------------------------------------------
CORPORATE BONDS - 16.8%
---------------------------------------------------------------------------------------------------
BANKS -- 3.3%
   Bank One
      3.700%, 01/15/08                                                 3,865,000          3,852,968
   National City Bank
      5.172%, 02/07/08                                                 5,950,000          5,949,168
   Suntrust Bank
      4.809%, 01/28/08                                                 5,410,000          5,407,539
   Toronto Dominion Bank
      6.500%, 08/15/08                                                 3,000,000          3,028,392
   US Bancorp MTN
      3.125%, 03/15/08                                                 5,000,000          4,957,894

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE BONDS - CONTINUED
--------------------------------------------------------------------------------

                                                                       FACE
                                                                      AMOUNT            VALUE
                                                                 ---------------   ----------------
BANKS -- CONTINUED
   Wachovia Bank
      2.320%, 11/25/08                                           $     9,000,000   $      9,000,000
   Washington Mutual Bank
      5.570%, 11/16/07                                                 1,200,000          1,199,720
                                                                                   ----------------
                                                                                         33,395,681
                                                                                   ----------------
FINANCE -- 13.3%
   American Express Centurion Bank
      5.122%, 05/07/08                                                 6,600,000          6,593,501
   American Express Credit
      3.000%, 05/16/08                                                 2,200,000          2,175,858
      5.122%, 05/07/08                                                13,980,000         13,968,579
   American Express Credit MTN
      5.130%, 12/12/07                                                 8,000,000          7,998,715
   American Honda Finance (B)
      4.250%, 03/11/08                                                 5,000,000          4,980,778
   American Honda Finance MTN (B)
      5.846%, 09/18/08                                                 5,000,000          5,000,000
   Caterpillar Financial Services
      2.700%, 07/15/08                                                 1,640,000          1,610,400
   Caterpillar Financial Services MTN
      3.625%, 11/15/07                                                 1,000,000            999,317
   CIT Group
      3.650%, 11/23/07                                                 3,600,000          3,596,040
   Citigroup
      3.500%, 02/01/08                                                11,802,000         11,746,900
   Citigroup Global Markets Holdings
      6.500%, 02/15/08                                                 9,828,000          9,867,655
   General Electric Capital MTN
      3.500%, 05/01/08                                                 2,235,000          2,215,190
   Goldman Sachs Group
      4.125%, 01/15/08                                                 5,335,000          5,321,057
   HSBC Finance
      4.625%, 01/15/08                                                16,225,000         16,210,206
      5.000%, 02/15/08                                                 2,000,000          1,997,823
      5.836%, 02/15/08                                                 1,070,000          1,070,481
   HSBC Finance MTN
      4.125%, 03/11/08                                                 1,920,000          1,909,853
   IBM Canada Credit Services
      3.750%, 11/30/07                                                 9,300,000          9,285,466
   International Lease Finance MTN
      5.320%, 12/09/07                                                 1,640,000          1,639,212
   John Deere Capital
      3.900%, 01/15/08                                                   700,000            697,553
   JPMorgan Chase
      4.000%, 02/01/08                                                   800,000            796,668

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE BONDS - CONTINUED
--------------------------------------------------------------------------------

                                                                       FACE
                                                                      AMOUNT            VALUE
                                                                 ---------------   ----------------
FINANCE -- CONTINUED
   Lehman Brothers Holdings
      4.000%, 01/22/08                                           $     3,500,000   $      3,489,045
      7.000%, 02/01/08                                                 2,000,000          2,007,252
   Merrill Lynch MTN
      4.000%, 11/15/07                                                 1,000,000            999,466
   National Rural Utilities
      3.875%, 02/15/08                                                12,787,000         12,730,714
   National Rural Utilities Cooperative Finance
      6.200%, 02/01/08                                                 2,140,000          2,141,868
   Royal Bank of Scotland Group MTN (B)
      5.237%, 12/21/07                                                 2,500,000          2,499,480
                                                                                   ----------------
                                                                                        133,549,077
                                                                                   ----------------
INDUSTRIAL - 0.2%
   Target
      3.375%, 03/01/08                                                 1,936,000          1,924,085
                                                                                   ----------------
   TOTAL CORPORATE BONDS
      (Cost $168,868,843)                                                               168,868,843
                                                                                   ----------------

---------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 15.6%
---------------------------------------------------------------------------------------------------
BANKS - 13.8%
   Bank of Scotland
      4.950%, 02/01/08                                                 6,440,000          6,442,222
   Citibank N.A.
      5.550%, 12/03/07                                                 5,000,000          5,002,360
      4.750%, 01/31/08                                                15,000,000         15,000,000
   First Tennessee
      5.150%, 01/04/08                                                25,000,000         25,000,000
      5.180%, 01/07/08                                                10,000,000         10,000,000
   Royal Bank of Scotland
      5.680%, 12/14/07                                                25,000,000         25,008,248
   Toronto Dominion
      5.150%, 01/10/08                                                25,000,000         25,000,480
   Washington Mutual Bank
      5.230%, 01/08/08                                                25,000,000         25,000,000
   Wilmington Trust
      4.990%, 01/16/08                                                 1,800,000          1,799,987
                                                                                   ----------------
                                                                                        138,253,297
                                                                                   ----------------
FINANCE - 1.8%
   Bank of America
      4.980%, 01/03/08                                                 1,000,000            999,752
      4.910%, 01/25/08                                                 5,000,000          4,997,669
   HBOS Treasury Services
      5.305%, 11/13/07                                                 7,500,000          7,499,984
   Societe Generale
      4.775%, 01/31/08                                                 5,000,000          5,000,312
                                                                                   ----------------
                                                                                         18,497,717
                                                                                   ----------------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $156,751,014)                                                               156,751,014
                                                                                   ----------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 9.1%
--------------------------------------------------------------------------------

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
AmeriCredit Automobile Receivables Trust
   5.914%, 10/06/08                                              $     4,714,001   $      4,714,030
AmeriCredit Automobile Receivables Trust, Cl A1
   5.318%, 08/06/08                                                    2,563,486          2,563,486
AmeriCredit Prime Automobile Receivables Trust
   5.275%, 04/08/08                                                    7,000,000          7,000,000
AmeriCredit Prime Automobile Receivables Trust,
  Cl A1
   5.322%, 06/09/08                                                      924,675            924,675
BMW Luxury Touring Automobile Receivables
  Trust
   5.062%, 11/17/08                                                    4,000,000          4,000,000
Capital Auto Receivables Trust
   5.605%, 08/15/08                                                    7,517,812          7,517,812
Capital One Prime Automobile Receivables Trust
   5.222%, 10/15/08                                                    4,000,000          4,000,000
Carmax Auto Owner Trust
   5.839%, 09/15/08                                                    3,416,775          3,416,775
Carmax Auto Owner Trust, Cl A1
   5.328%, 06/16/08                                                    1,598,000          1,598,000
Caterpillar Financial Asset Trust
   5.672%, 09/25/08                                                    2,580,849          2,580,849
CNH Equipment Trust
   5.816%, 10/09/08                                                    3,767,285          3,767,285
DT Auto Owner Trust, Cl A1
   5.343%, 05/15/08                                                    2,346,748          2,346,748
Ford Credit Auto Owner Trust
   5.292%, 10/15/08                                                    8,000,000          8,000,000
Harley-Davidson Motorcycle Owners Trust
   5.594%, 09/15/08                                                    3,606,064          3,606,064
Honda Automobile Receivables Owners Trust
   5.565%, 08/15/08                                                    2,309,580          2,309,580
Hyundai Auto Receivables Trust
   5.290%, 10/15/08                                                    1,463,427          1,463,427
Nissan Auto Receivables Owners Trust
   5.264%, 10/15/08                                                    4,000,000          4,000,000
Nissan Auto Lease Trust, Cl A1
   5.330%, 08/15/08                                                    2,955,096          2,955,096
Santander Drive Auto Receivables Trust
   5.801%, 09/15/08                                                    8,920,892          8,920,892
Santander Drive Auto Receivables Trust
   5.337%, 10/15/08                                                    7,000,000          7,000,000
Triad Auto Receivables Owner Trust, Cl A1
   5.303%, 06/12/08                                                      568,337            568,337

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - CONTINUED
--------------------------------------------------------------------------------

                                                                       FACE
                                                                      AMOUNT             VALUE
                                                                 ---------------   ----------------
   Wachovia Automobile Loan Owner Trust
      5.337%, 06/20/08                                           $       568,876   $        568,588
   World Omni Automobile Receivables Trust
      5.676%, 10/15/08                                                 4,663,566          4,663,567
   UPFC Auto Receivables Trust, Cl A1
      5.330%, 06/16/08                                                 3,068,500          3,068,500
                                                                                   ----------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $91,553,711)                                                                 91,553,711
                                                                                   ----------------

---------------------------------------------------------------------------------------------------
TIME DEPOSIT - 3.4%
---------------------------------------------------------------------------------------------------

   Wachovia Bank, N.A.,
      4.450%, 11/01/07                                                34,517,542         34,517,542
                                                                                   ----------------
   TOTAL TIME DEPOSIT
      (Cost $34,517,542)                                                                 34,517,542
                                                                                   ----------------

---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 14.9%
---------------------------------------------------------------------------------------------------
   Barclay's
      4.900%, dated 10/31/07, to be repurchased on
      11/01/07, repurchase price $50,006,806
      (collateralized by U.S. Government Obligations,
      par values ranging from $4,551,409-$47,646,369,
      5.443%, 09/25/37, with total market value of
      $50,953,485)                                                    50,000,000         50,000,000
   Goldman Sachs
      4.990%, dated 10/31/07, to be repurchased on
      11/01/07, repurchase price $50,006,931
      (collateralized by U.S. Government Obligations,
      par values ranging from $450,000-$52,380,389,
      ranging from 5.000%-6.500%, ranging from
      06/18/28-09/01/33, with total market value of
      $50,762,052)                                                    50,000,000         50,000,000
   Societe Generale
      4.900%, dated 10/31/07, to be repurchased on
      11/01/07, repurchase price $50,006,806
      (collateralized by U.S. Government Obligations,
      par values ranging from $15,036,246-$36,000,000,
      ranging from 5.500%-6.000%, ranging from
      03/20/36-08/01/37, with total market value of
      $50,754,637)                                                    50,000,000         50,000,000
                                                                                   ----------------

   TOTAL REPURCHASE AGREEMENTS
      (Cost $150,000,000)                                                               150,000,000
                                                                                   ----------------
   TOTAL INVESTMENTS - 103.3%
      (Cost $1,038,756,028) +                                                      $  1,038,756,028
                                                                                   ----------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                    OCTOBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $1,006,041,684.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $273,968,807 AND REPRESENTED 27.2% OF NET ASSETS.

CL    - CLASS

MTN   - MEDIUM TERM NOTE

N.A.  - NATIONAL ASSOCIATION

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 UCM-QH-002-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------
                                          James F. Volk
                                          President
Date: December 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------
                                          James F. Volk
                                          President
Date: December 21, 2007


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: December 21, 2007


* Print the name and title of each signing officer under his or her signature.